Contigent Liabilities, Commitments and Liens (Details) - USD ($)		1 Months Ended	6 Months Ended
	Feb. 01, 2018	Apr. 24, 2018	Jun. 30, 2018
Maccabi Healthcare Services [Member]
Contigent Liabilities, Commitments and Liens (Textual)
Consulting and research services amount	$ 74,000
Dekel [Member]
Contigent Liabilities, Commitments and Liens (Textual)
Payment of second milestone amount to license agreement		$ 75,000
Hadassit [Member] | July 4, 2018 [Member]
Contigent Liabilities, Commitments and Liens (Textual)
Amount paid			$ 104,000
EMAGIX Inc. [Member] | October 4, 2018 [Member]
Contigent Liabilities, Commitments and Liens (Textual)
Estimated amount of agreement			33,000
Amount paid until approval date			$ 78,500